SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE WARRANTS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Number of Warrants
Warrants Outstanding, Weighted Average Exercise Price Per Share	$ 0.29	$ 0.29	$ 0.29	$ 0.42	$ 2.00
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years	4 years 1 month 6 days	3 years 6 months	4 years 1 month 6 days	3 years 8 months 12 days
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Number of Warrants	1,342,030		1,342,030
Warrants Outstanding, Weighted Average Exercise Price Per Share	$ 0.29		$ 0.29
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years		3 years 9 months 18 days
Warrants Outstanding, Aggregate Intrinsic Value
Warrants Exercisable, Number of Warrants			1,342,030
Warrants Exercisable, Weighted Average Exercise Price Per Share			$ 0.29
Warrants Exercisable, Weighted Average Remaining Contractual Life (Years)	3 years		3 years 9 months 18 days
Warrants Exercisable, Aggregate Intrinsic Value